Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Income Statements
Sales of products	$ 29,477	$ 33,279	$ 35,282
Sales of services	6,004	6,551	6,566
Total revenues	35,481	39,830	41,848
Cost of products	(21,694)	(24,506)	(25,728)
Cost of services	(3,653)	(4,109)	(4,128)
Total cost of sales	(25,347)	(28,615)	(29,856)
Gross profit	10,134	11,215	11,992
Selling, general and administrative expenses	(5,574)	(6,067)	(6,094)
Non-order related research and development expenses	(1,406)	(1,499)	(1,470)
Other income (expense), net	(105)	529	(41)
Income from operations	3,049	4,178	4,387
Interest and dividend income	77	80	69
Interest and other finance expense	(286)	(362)	(390)
Income from continuing operations before taxes	2,840	3,896	4,066
Provision for taxes	(788)	(1,202)	(1,122)
Income from continuing operations, net of tax	2,052	2,694	2,944
Income (loss) from discontinued operations, net of tax	3	24	(37)
Net income	2,055	2,718	2,907
Net income attributable to noncontrolling interests	(122)	(124)	(120)
Net income attributable to ABB	1,933	2,594	2,787
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,930	2,570	2,824
Net income	$ 1,933	$ 2,594	$ 2,787
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 0.87	$ 1.12	$ 1.23
Net income (in dollars per share)	0.87	1.13	1.21
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	0.87	1.12	1.23
Net income (in dollars per share)	$ 0.87	$ 1.13	$ 1.21
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,226	2,288	2,297
Diluted earnings per share attributable to ABB shareholders (in shares)	2,230	2,295	2,305